Acquisitions and disposals (Tables)	12 Months Ended
Jun. 30, 2019
Acquisitions and Disposals [Abstract]
Schedule of fair value of the acquired assets, the assumed liabilities and the non-controlling interest as of the acquisition date

February 2018
Assets	1,464
Cash and cash equivalents	2
Trade and other receivables	41
Income tax credit	19
Property, plant and equipment	1,402
Liabilities	268
Trade and other payables	18
Debts with related parties	188
Taxes payable	62
Equity
Currency translation adjustment	(14)
Total fair value of identifiable assets and assumed liabilities	1,210

Schedule of details of the sale

06.30.18
Cash received	9,988
Remediation of the fair value of the remaining interest	20,480
Total	30,468
Net assets disposed including goodwill	(13,225)
Gain from the sale of a subsidiary, net of taxes (*)	17,243

(*)	Includes Ps. 4,097 as a result of the sale and Ps. 13,146 as a result of the re-measurement at fair value of the new stake, both included in discontinued operations.

Schedule of net assets disposed

06.30.18
Investment properties	7,229
Property, plant and equipment	46,477
Intangible assets	11,337
Investments in associates and joint ventures	624
Restricted assets	142
Trade and other receivables	21.391
Investments in financial assets	196
Derivative financial instruments	36
Inventories	9,764
Cash and cash equivalents	8,679
TOTAL ASSETS	105,875
Borrowings	33,153
Deferred income tax liabilities	4,369
Trade and other payables	37,297
Provisions	717
Employee benefits	1,967
Salaries and social security liabilities	3,724
Income tax and MPIT liabilities	12
TOTAL LIABILITIES	81,239
Non-controlling interest	11,411
Net assets disposed including goodwill	13,225